Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures
Carrying or Notional Amounts and Estimated Fair Values for Financial Instruments	The following tables present the carrying amount and estimated fair values of financial instruments with their corresponding level in the fair value hierarchy. The aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.
	December 31, 2021
	Carrying				Measured
(In thousands)	amount	Level 1	Level 2	Level 3	at NAV	Fair value
Financial Assets:
Cash and due from banks	$428,433	$428,433	$-	$-	$-	$428,433
Money market investments	17,536,719	17,530,640	6,079	-	-	17,536,719
Trading account debt securities, excluding derivatives[1]	29,711	6,530	22,703	478	-	29,711
Debt securities available-for-sale[1]	24,968,269	-	24,967,443	826	-	24,968,269
Debt securities held-to-maturity:
Obligations of Puerto Rico, States and political subdivisions	$65,380	$-	$-	$77,383	$-	$77,383
Collateralized mortgage obligation-federal agency	25	-	-	25	-	25
Securities in wholly owned statutory business trusts	5,960	-	5,960	-	-	5,960
Total debt securities held-to-maturity	$71,365	$-	$5,960	$77,408	$-	$83,368
Equity securities:
FHLB stock	$59,918	$-	$59,918	$-	$-	$59,918
FRB stock	96,217	-	96,217	-	-	96,217
Other investments	33,842	-	32,429	3,704	77	36,210
Total equity securities	$189,977	$-	$188,564	$3,704	$77	$192,345
Loans held-for-sale	$59,168	$-	$-	$59,885	$-	$59,885
Loans held-in-portfolio	28,545,191	-	-	27,489,583	-	27,489,583
Mortgage servicing rights	121,570	-	-	121,570	-	121,570
Derivatives	26,093	-	26,093	-	-	26,093
	December 31, 2021
	Carrying				Measured
(In thousands)	amount	Level 1	Level 2	Level 3	at NAV	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$60,292,939	$-	$60,292,939	$-	$-	$60,292,939
Time deposits	6,712,149	-	6,647,301	-	-	6,647,301
Total deposits	$67,005,088	$-	$66,940,240	$-	$-	$66,940,240
Assets sold under agreements to repurchase	$91,603	$-	$91,602	$-	$-	$91,602
Other short-term borrowings[2]	$75,000	$-	$75,000	$-	$-	$75,000
Notes payable:
FHLB advances	$492,429	$-	$496,091	$-	$-	$496,091
Unsecured senior debt securities	297,842	-	319,296	-	-	319,296
Junior subordinated deferrable interest debentures (related to trust preferred securities)	198,292	-	201,879	-	-	201,879
Total notes payable	$988,563	$-	$1,017,266	$-	$-	$1,017,266
Derivatives	$22,878	$-	$22,878	$-	$-	$22,878
Contingent consideration	$9,241	$-	$-	$9,241	$-	$9,241
[1]	Refer to Note 28 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.
[2]	Refer to Note 17 to the Consolidated Financial Statements for the composition of other short-term borrowings.
	December 31, 2020
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$491,065	$491,065	$-	$-	$491,065
Money market investments	11,640,880	11,634,851	6,029	-	11,640,880
Trading account debt securities, excluding derivatives[1]	36,674	11,506	24,509	659	36,674
Debt securities available-for-sale[1]	21,561,152	3,499,781	18,060,357	1,014	21,561,152
Debt securities held-to-maturity:
Obligations of Puerto Rico, States and political subdivisions	$70,768	$-	$-	$83,298	$83,298
Collateralized mortgage obligation-federal agency	31	-	-	32	32
Securities in wholly owned statutory business trusts	11,561	-	11,561	-	11,561
Total debt securities held-to-maturity	$82,360	$-	$11,561	$83,330	$94,891
Equity securities:
FHLB stock	$49,799	$-	$49,799	$-	$49,799
FRB stock	93,045	-	93,045	-	93,045
Other investments	30,893	-	29,590	1,495	31,085
Total equity securities	$173,737	$-	$172,434	$1,495	$173,929
Loans held-for-sale	$99,455	$-	$-	$102,189	$102,189
Loans held-in-portfolio	28,488,946	-	-	27,098,297	27,098,297
Mortgage servicing rights	118,395	-	-	118,395	118,395
Derivatives	20,785	-	20,785	-	20,785
	December 31, 2020
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$49,558,492	$-	$49,558,492	$-	$49,558,492
Time deposits	7,307,848	-	7,319,963	-	7,319,963
Total deposits	$56,866,340	$-	$56,878,455	$-	$56,878,455
Assets sold under agreements to repurchase	$121,303	$-	$121,257	$-	$121,257
Notes payable:
FHLB advances	$542,469	$-	$561,977	$-	$561,977
Unsecured senior debt securities	296,574	-	321,078	-	321,078
Junior subordinated deferrable interest debentures (related to trust preferred securities)	384,929	-	395,078	-	395,078
FRB advances	1,009	-	1,009	-	1,009
Total notes payable	$1,224,981	$-	$1,279,142	$-	$1,279,142
Derivatives	$18,925	$-	$18,925	$-	$18,925
[1]	Refer to Note 28 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.